Schedule of transactions with non-controlling interest (Details) - BNL Engineering Private Limited [member] - SGD ($)			13 Months Ended
		Apr. 05, 2023	Apr. 30, 2023
IfrsStatementLineItems [Line Items]
Carrying amount of non-controlling interest acquired		$ 1,696,763	$ 1,696,763
Non-controlling interest’s 60% equity interest in BNL recognized in merger reserve	[1]		150,000
Consideration paid by BNL to non-controlling interest	[1]
Difference recognized directly in equity			$ 1,846,763

[1]	The non-controlling interest’s 60% equity interest represents SGD150,000 share capital in BNL is deemed acquired under common control by the Company. The consideration was settled by Mr. Lim to the non-controlling interest. No cash flows transactions between BNL and the non-controlling interest. The difference between the consideration paid by the Company and the share capital acquired is recognized in merger reserve under common control (Note 11).